Other non-current assets - Additional Information (Details) € in Millions, $ in Millions				6 Months Ended	12 Months Ended
	May 29, 2020 EUR (€) shares	Nov. 11, 2019 USD ($)	May 02, 2019 EUR (€) shares	Jun. 30, 2019 EUR (€)	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure Of Other Non Current Assets [Line Items]
Proceeds from sales of investments accounted for using equity method					€ 10,370	€ 0	€ 0
Investments accounted for using the equity method					201	3,591	3,402
Impairment loss on financial assets					€ (44)
Regeneron
Disclosure Of Other Non Current Assets [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares	22,800,000
Non-current financial assets, number of shares (in shares) | shares	400,000				279,766
Fair value through other comprehensive income	€ 221				€ 111
Proceeds from sales of investments accounted for using equity method	10,370
Investments accounted for using the equity method	€ 3,668
Fair value of SPMSD contingent consideration
Disclosure Of Other Non Current Assets [Line Items]
Increase in contingent consideration					2.00%
Quoted euro denominated senior bonds
Disclosure Of Other Non Current Assets [Line Items]
Debt instruments at fair value through other comprehensive income					€ 426
Senior bond
Disclosure Of Other Non Current Assets [Line Items]
Financial assets held for investments						403	359
Financial instruments held to fund deferred compensation plan
Disclosure Of Other Non Current Assets [Line Items]
Financial investments					453	442	363
Reduction of ten percent basis point in market interest rate
Disclosure Of Other Non Current Assets [Line Items]
Other comprehensive income before tax					3
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income					588	380	1,037
Trading equity securities | Associates
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income					357
Unquoted equity investments
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through OCI					149	266
Unquoted equity investments | Quoted euro denominated senior bonds
Disclosure Of Other Non Current Assets [Line Items]
Exchange for financial assets held to meet obligations to employees under post-employment benefit plans					172
Quoted debt instruments
Disclosure Of Other Non Current Assets [Line Items]
Other comprehensive income before tax					1
Quoted equity securities
Disclosure Of Other Non Current Assets [Line Items]
Unrealized after-tax losses					200	(80)	(148)
SPMSD contingent consideration asset
Disclosure Of Other Non Current Assets [Line Items]
Fair value of the contingent consideration					483	492	373
Non current asset | Fair value of SPMSD contingent consideration
Disclosure Of Other Non Current Assets [Line Items]
Fair value of the contingent consideration					374	398
Unquoted debt securities not meeting the definition of equity instruments
Disclosure Of Other Non Current Assets [Line Items]
Total financial assets measured at fair value					63	52	61
Translate Bio
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through OCI					€ 74
Investments in equity instruments designated at fair value through OCI, ownership percentage					8.00%
Alnylam Pharmaceuticals, Inc
Disclosure Of Other Non Current Assets [Line Items]
Equity investment, shares divested | shares			10,600,000
Alnylam Pharmaceuticals, Inc | Securities quoted in an active market
Disclosure Of Other Non Current Assets [Line Items]
Percentage of company capital			10.00%
Proceeds from sales of investments accounted for using equity method			€ 706			706
Investments accounted for using the equity method							671
MyoKardia, Inc | Securities quoted in an active market
Disclosure Of Other Non Current Assets [Line Items]
Proceeds from sales of investments accounted for using equity method				€ 118		118
Investments accounted for using the equity method							€ 178
Onduo LLC
Disclosure Of Other Non Current Assets [Line Items]
Investments accounted for using the equity method					€ 90	€ 104
Dividends recognised for investments in equity instruments | $		$ 122